Deferred income tax assets and liabilities - Summary of Deferred Tax Recoverability (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 33,088	€ 34,810
Deferred tax liabilities	(5,243)	(7,663)
Deferred tax assets to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,640	1,697
Deferred tax liabilities	(1,938)	(760)
Deferred tax assets to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,448	33,113
Deferred tax liabilities	€ (3,305)	€ (6,903)